Financial Instruments (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2001
Disclosure of detailed information about financial instruments [line items]
Equity	₪ 1,441	₪ 1,340	₪ 1,185	₪ 1,092	₪ 486
Net income	₪ 113	₪ 150	₪ 97
Increase in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	2.00%	2.00%
Equity	₪ (9)	₪ (13)
Net income	₪ (9)	₪ (13)
Increase in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	1.00%	1.00%
Equity	₪ (2)	₪ (4)
Net income	₪ (2)	₪ (4)
Decrease in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	(1.00%)	(1.00%)
Equity		₪ 3
Net income		₪ 3
Decrease in the CPI of [Member]
Disclosure of detailed information about financial instruments [line items]
Change	(2.00%)	(2.00%)
Equity		₪ 6
Net income		₪ 6